Repayment of Principal Amount of Long Term Debts (Detail) (Long Term Loans) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY
Long Term Debt Maturities Repayments Of Principal [Line Items]
2014	$ 56,760	343,608
2015	350,000	2,118,795
2016	0	0
2017	750,000	4,540,275
2018	1,000,000	6,053,700
Thereafter	$ 750,000	4,540,275